19A. LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Lease Payments
Period ended March 31,
April 1, 2017 – December 31, 2017	$1,166,410
2018	1,488,298
2019	1,436,981
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
$11,649,955

2017	$243,269
2018	184,820
2019	110,446
Total	$538,535